Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
The debt outstanding related to senior notes and junior subordinated notes and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2020 and 2019 was comprised as follows (in thousands):

			December 31, 2020		December 31, 2019
Issuer	Related Maturity Date	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Debt related to senior notes
PartnerRe Finance B LLC	Due 2029	$500,000	$496,168	$586,057	$495,614	$535,309
PartnerRe Ireland Finance DAC	Due 2026	€750,000	914,223	985,352	832,351	871,088
			$1,410,391	$1,571,409	$1,327,965	$1,406,397
Debt related to junior subordinated notes
PartnerRe Finance B LLC	Due 2050	$500,000	$494,251	$523,685	$—	$—
PartnerRe Finance II Inc.	Due 2066	$62,484	70,089	61,013	70,089	55,866
			$564,340	$584,698	$70,089	$55,866
Debt			$1,974,731	$2,156,107	$1,398,054	$1,462,263
PartnerRe Finance B LLC and PartnerRe Finance II Inc. (collectively, U.S. finance entities) were utilized to issue U.S. dollar denominated debt while PartnerRe Ireland Finance DAC (Irish finance entity) was formed in order to issue Euro denominated senior notes.
The U.S. finance entities are wholly-owned by PartnerRe U.S. Corporation, a holding company indirectly 100% owned by the Company. The proceeds received by the U.S. finance entities upon issuance of debt were provided to PartnerRe U.S. Corporation in exchange for notes receivable for the same principal and interest terms as the related debt issued externally. The Company determined that the U.S. entities were VIEs; however, the Company was not the primary beneficiary and, as a result, did not consolidate the U.S. finance entities. The intercompany notes payable by PartnerRe U.S. Corporation to the U.S. finance entities are recorded within Debt in the Consolidated Balance Sheets and the related interest as Interest expense in the Consolidated Statements of Operations.
The Irish finance entity is wholly-owned by PartnerRe Holdings Europe Limited, a wholly owned subsidiary of the Company. The proceeds received by the Irish finance entity upon issuance of debt were provided to the Company in exchange for notes receivable, which are eliminated on consolidation, together with the related interest. The Company determined that PartnerRe Ireland Finance DAC is a VIE and the Company is the primary beneficiary. As a result, the debt issued externally has been reflected as Debt in the Consolidated Balance Sheets and the related interest as Interest expense in the Consolidated Statements of Operations.
Debt related to senior notes
In March 2010, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 5.500% senior notes due June 1, 2020 with the option to redeem, in whole or in part, at any time. PartnerRe U.S. Corporation agreed to pay the related 5.500% note payable on the same terms to PartnerRe Finance B LLC. On July 19, 2019, the Company early redeemed these senior notes and settled the related intercompany note, with an aggregate principle of $500 million for a make-whole redemption price. As a result, the Company recorded a Loss on redemption of debt of $15 million in the Consolidated Statement of Operations during 2019.
In June 2019, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 3.700% senior notes at a price of 99.783% of the principal amount. The net proceeds of the issuance, after consideration of the offering discount and underwriting expenses and commissions, totaled $496 million. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time, with early redemption requiring the payment of a make-whole premium. Early redemption prior to June 19, 2022 is subject to the Bermuda Monetary Authority's approval. Commencing on January 2, 2020, interest on these notes is payable semi-annually at an annual fixed rate of 3.700%. Unless previously redeemed, the notes mature on July 2, 2029. PartnerRe U.S. Corporation has agreed to pay a related 3.700% note payable to PartnerRe Finance B LLC for any unpaid principal amount on July 2, 2029. These senior notes are ranked as senior unsecured obligations of PartnerRe Finance B LLC and the Company has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness. The proceeds from this issuance were used to fully redeem the senior notes due 2020 on July 19, 2019.
In September 2016, PartnerRe Ireland Finance DAC issued €750 million aggregate principal amount of 1.250% senior notes at a price of 99.144% of the principal amount, which are listed in the main securities market of the Irish Stock Exchange. Interest is payable annually commencing on September 15, 2017. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time. Early redemption prior to September 15, 2021 is subject to the Bermuda Monetary Authority's approval. Unless previously redeemed, the notes mature on September 15, 2026. These senior notes are ranked as senior unsecured obligations of PartnerRe Ireland Finance DAC. The Company has fully and unconditionally guaranteed all obligations of PartnerRe Ireland Finance DAC under these senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Debt related to junior subordinated notes
In November 2006, PartnerRe Finance II Inc. issued Fixed-to-Floating Rate Junior Subordinated CENts with a principal amount of $250 million and on March 13, 2009, purchased and retired $187 million of this principal amount. On June 5, 2019, an additional $1 million of the principal amount was purchased and retired. As a result, the remaining aggregate principal amount of the CENts as at December 31, 2020 and 2019 was $62 million. In November 2006, PartnerRe U.S. Corporation issued a Fixed-to-Floating Rate promissory note, with a principal amount of $258 million to PartnerRe Finance II Inc. due December 1, 2066. In March 2009, $187 million of the principal amount was extinguished, with an additional $1 million of the principal amount extinguished in June 2019. As a result, the remaining principal amount of the intercompany promissory note as at December 31, 2020 and 2019, which is included in Debt in the Consolidated Balance Sheets, was $70 million.
The CENts have been redeemable at the option of the issuer, in whole or in part, since December 1, 2016 and are ranked as junior subordinated unsecured obligations of PartnerRe Finance II Inc. The Company has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc. under the CENts. The Company’s obligations under this guarantee are unsecured and rank junior in priority of payments to the Company’s senior notes.
Interest on both the CENts and the promissory note was payable semi-annually through to December 1, 2016 at an annual fixed rate of 6.440% and payable quarterly thereafter until maturity at an annual rate of 3-month LIBOR plus a margin equal to 2.325%, reset quarterly. Since December 1, 2016, PartnerRe Finance II Inc. has had the right to defer one or more interest payments for up to ten years to December 1, 2026.
In September 2020, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 4.500% fixed-rate reset junior subordinated notes at par. The net proceeds of the issuance, after consideration of the underwriting expenses, commissions and other expenses, totaled $494 million. Commencing on April 1, 2021, interest on these notes is payable semi-annually at an annual fixed rate of 4.500% until the first reset date on October 1, 2030. From the first reset date, and resetting every five years thereafter, the notes will bear interest at an annual rate equal to the five-year treasury rate plus 3.815%. These junior subordinated notes may be redeemed at the option of the issuer, in whole or in part, at any time, with early redemption outside of a par call period requiring the payment of a make-whole premium. Par call periods occur between April 1 and October 1 in each year in which the interest rate resets. Early redemption prior to October 1, 2025 is subject to the Bermuda Monetary Authority's approval. Unless previously redeemed, the notes mature on October 1, 2050. These notes are ranked as unsecured junior subordinated obligations, and will rank junior in right of payment to all outstanding and future senior indebtedness of PartnerRe Finance B LLC and the Company has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these junior subordinated notes. The Company’s obligations under this guarantee are unsecured junior subordinated obligations and rank junior in right of payment to all outstanding and future senior indebtedness of the Company, and equally in right of payment with all future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.